Trade and other receivables (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Non-current
Trade receivables	¥ 17,612
Amounts due from related parties	10,760	¥ 10,647
Deposits	81,153	41,834	¥ 10,000
Value-added tax ("VAT") recoverable	26,271	22,160	18,274
Trade and other receivables	135,796	74,641	28,274
Current
Trade receivables, net of loss allowance	426,937	305,963	290,681
Amounts due from related parties	27,836	5,602	5,105
Miscellaneous expenses paid on behalf of franchisees	336,497	265,335	246,097
VAT recoverable	251,162	270,298	182,906
Rental deposits	98,141	86,600	101,124
Receivables due from on-line payment platforms and banks (i)	103,406	34,726	26,806
Prepayments for inventories	51,084	49,631	52,476
Prepayments for licensing expenses	43,996	40,934	35,223
Prepayments for listing expenses relating to Hong Kong public offering			58,560
Prepayments for promotion and advertising expenses	11,577	17,374	9,302
Prepayments for repurchase of shares	87,324	3,693	3,375
Others	80,397	70,000	44,543
Trade and other receivables	¥ 1,518,357	1,150,156	1,056,198
Minimum
Current
Period of other trade receivables is due	20 days
Instalments within the periods ranging	32 months
Maximum
Current
Period of other trade receivables is due	180 days
Instalments within the periods ranging	36 months
Gross carrying amount
Non-current
Trade receivables	¥ 18,045
Current
Trade receivables, net of loss allowance	504,938	394,727	375,798
Loss allowance
Non-current
Trade receivables	(433)
Current
Trade receivables, net of loss allowance	¥ (78,001)	¥ (88,764)	¥ (85,117)